UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05396

CREDIT SUISSE MID-CAP CORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2008 to July 31, 2008

Item 1:                   Schedule of Investments

Credit Suisse Mid-Cap Core Fund

Schedule of Investments

July 31, 2008 (unaudited)

	Number of Shares	Value

COMMON STOCKS (100.3%)
Aerospace & Defense (1.9%)
Alliant Techsystems, Inc.*§	2,100	$207,879
BE Aerospace, Inc.*	2,800	71,904
Curtiss-Wright Corp.§	1,400	73,696
DRS Technologies, Inc.§	200	15,760
General Dynamics Corp.	4,400	392,216
Goodrich Corp.	5,700	280,098
L-3 Communications Holdings, Inc.	1,200	118,428
Lockheed Martin Corp.	500	52,165
Northrop Grumman Corp.	2,900	195,431
Rockwell Collins, Inc.	4,700	233,543
The Boeing Co.	6,800	415,548
United Technologies Corp.	8,000	511,840
		2,568,508
Air Freight & Couriers (0.1%)
United Parcel Service, Inc. Class B	2,600	164,008

Airlines (0.3%)
AirTran Holdings, Inc.*§	5,000	14,600
Alaska Air Group, Inc.*§	3,300	59,004
Continental Airlines, Inc. Class B*§	6,900	94,737
JetBlue Airways Corp.*§	22,500	118,575
SkyWest, Inc.	5,800	88,276
Southwest Airlines Co.§	700	10,913
		386,105
Auto Components (0.3%)
ArvinMeritor, Inc.§	4,876	67,338
Autoliv, Inc.	3,700	144,448
Federal Signal Corp.§	6,100	87,657
Lear Corp.*	5,700	82,137
Modine Manufacturing Co.	4,200	73,248
		454,828
Automobiles (0.1%)
Avis Budget Group, Inc.*	11,200	68,320
Thor Industries, Inc.§	4,100	80,442
		148,762
Banks (3.6%)
Associated Banc-Corp§	3,110	51,906
Astoria Financial Corp.	2,501	55,947
Bank of Hawaii Corp.§	8,700	438,393
Bank of New York Mellon Corp.	5,600	198,800
Cathay General Bancorp§	6,300	100,422
Cullen/Frost Bankers, Inc.	6,916	364,750
First Niagara Financial Group, Inc.	1,727	24,161
FirstMerit Corp.	2,567	50,519
Hudson City Bancorp, Inc.	30,500	556,930
KeyCorp§	6,000	63,300
New York Community Bancorp, Inc.§	14,400	239,328
Northern Trust Corp.	4,300	336,131
Old National Bancorp§	500	7,590
PacWest Bancorp§	5,600	104,272
Sovereign Bancorp, Inc.§	8,500	80,920
SunTrust Banks, Inc.§	3,100	127,286
SVB Financial Group*§	7,600	437,684
Synovus Financial Corp.§	43,100	409,881
TCF Financial Corp.§	7,200	91,800
The Colonial BancGroup, Inc.§	28,500	189,810
U.S. Bancorp	4,300	131,623
Valley National Bancorp§	900	17,766

	Number of Shares	Value

COMMON STOCKS
Banks
Washington Federal, Inc.	2,727	$50,722
Webster Financial Corp.§	11,700	232,362
Wells Fargo & Co.	3,400	102,918
Westamerica Bancorporation§	3,500	182,000
Wilmington Trust Corp.§	3,944	92,960
		4,740,181
Beverages (1.0%)
Anheuser-Busch Companies, Inc.§	2,700	182,952
Brown-Forman Corp. Class B	700	50,372
Coca-Cola Enterprises, Inc.	4,300	72,799
Hansen Natural Corp.*§	7,700	176,022
Molson Coors Brewing Co. Class B	3,300	178,101
PepsiAmericas, Inc.	7,394	175,016
PepsiCo, Inc.	2,700	179,712
The Coca-Cola Co.	3,400	175,100
The Pepsi Bottling Group, Inc.	5,500	153,175
		1,343,249
Biotechnology (2.1%)
Alexion Pharmaceuticals, Inc.*§	3,500	328,125
BioMarin Pharmaceutical, Inc.*	4,900	159,495
Cephalon, Inc.*§	6,400	468,224
Cepheid, Inc.*§	3,000	51,360
Charles River Laboratories International, Inc.*	2,600	172,796
Genentech, Inc.*	800	76,200
Gilead Sciences, Inc.*	1,400	75,572
Invitrogen Corp.*§	21,264	943,058
OSI Pharmaceuticals, Inc.*§	5,000	263,150
PDL BioPharma, Inc.	1,300	14,521
Vertex Pharmaceuticals, Inc.*	7,300	251,850
		2,804,351
Building Products (0.4%)
Crane Co.	13,600	482,800
Owens Corning, Inc.*§	300	7,803
		490,603
Chemicals (4.2%)
Air Products & Chemicals, Inc.	900	85,689
Airgas, Inc.	6,900	395,232
Celanese Corp. Class A	3,400	131,002
CF Industries Holdings, Inc.	10,723	1,752,782
Chemtura Corp.	5,100	33,252
Cytec Industries, Inc.	3,749	202,671
Eastman Chemical Co.§	2,700	161,892
Ferro Corp.	5,600	121,856
FMC Corp.	19,000	1,413,030
Lubrizol Corp.	3,400	169,320
Minerals Technologies, Inc.§	3,100	199,981
Monsanto Co.	900	107,199
Olin Corp.§	13,000	386,620
OM Group, Inc.*§	2,200	73,920
Praxair, Inc.	1,400	131,222
The Mosaic Co.*	1,200	152,652
		5,518,320
Commercial Services & Supplies (3.9%)
Alliance Data Systems Corp.*	6,400	410,560
Arbitron, Inc.§	800	37,600
Bally Technologies, Inc.*§	5,800	184,382
Con-way, Inc.	4,400	222,464
CSG Systems International, Inc.*	16,600	294,484
Darling International, Inc.*	1,700	27,506

	Number of Shares	Value

COMMON STOCKS
Commercial Services & Supplies
DeVry, Inc.	3,000	$170,430
DST Systems, Inc.*§	2,100	126,903
Dun & Bradstreet Corp.	1,700	164,288
FTI Consulting, Inc.*§	2,000	142,320
Global Payments, Inc.	2,900	128,441
H&R Block, Inc.	10,200	248,166
Herman Miller, Inc.§	11,400	297,996
ITT Educational Services, Inc.*§	2,500	221,450
Korn/Ferry International*§	13,200	231,000
Manpower, Inc.	5,000	240,000
Republic Services, Inc.	8,200	266,500
Rollins, Inc.	2,200	37,576
Sotheby’s§	7,800	216,372
Stericycle, Inc.*	7,200	430,200
Strayer Education, Inc.§	900	200,430
The Brink’s Co.	6,400	441,344
The Corporate Executive Board Co.	5,110	191,523
Valassis Communications, Inc.*§	6,358	56,077
Waste Connections, Inc.*	200	7,278
Waste Management, Inc.	4,600	163,484
Weight Watchers International, Inc.	2,200	78,672
		5,237,446
Communications Equipment (2.0%)
3Com Corp.*	38,600	72,568
ADC Telecommunications, Inc.*	13,500	127,710
Arris Group, Inc.*	23,600	225,852
Ciena Corp.*	400	8,268
Cisco Systems, Inc.*	14,400	316,656
CommScope, Inc.*§	2,774	123,692
Corning, Inc.	5,800	116,058
Foundry Networks, Inc.*	13,200	230,208
Harris Corp.	8,000	385,200
Juniper Networks, Inc.*	5,800	150,974
Plantronics, Inc.	13,400	326,290
QUALCOMM, Inc.	9,500	525,730
Unity Wireless Corp.*	712,201	9,615
		2,618,821
Computers & Peripherals (1.4%)
Dell, Inc.*	8,900	218,673
Hewlett-Packard Co.	9,900	443,520
Lexmark International, Inc. Class A*§	5,200	182,416
NCR Corp.*	6,100	163,846
NetApp, Inc.*	600	15,330
NVIDIA Corp.*	6,000	68,640
Palm, Inc.§	13,300	87,514
Western Digital Corp.*	24,400	702,476
		1,882,415
Construction & Engineering (0.6%)
Dycom Industries, Inc.*	600	9,522
EMCOR Group, Inc.*	500	15,060
Fluor Corp.*	4,200	341,670
Quanta Services, Inc.*§	5,757	177,776
Shaw Group, Inc.*	3,400	196,520
URS Corp.*	1,600	67,072
		807,620
Construction Materials (0.4%)
Martin Marietta Materials, Inc.§	5,200	545,844

Containers & Packaging (0.5%)
Ball Corp.	2,400	106,992

	Number of Shares	Value

COMMON STOCKS
Containers & Packaging
Crown Holdings, Inc.*	6,100	$170,983
Owens-Illinois, Inc.*	5,000	211,200
Packaging Corp. of America	4,900	125,048
Sonoco Products Co.	300	9,786
		624,009
Distributors (0.4%)
CarMax, Inc.*§	27,600	369,840
WESCO International, Inc.*	3,600	135,540
		505,380
Diversified Financials (4.3%)
American Express Co.	3,600	133,632
AmeriCredit Corp.*§	13,800	121,026
Ameriprise Financial, Inc.	3,200	136,000
Apollo Investment Corp.§	17,400	277,182
BlackRock, Inc.	2,500	541,775
Broadridge Financial Solutions, Inc.	11,000	227,700
Citigroup, Inc.	3,700	69,153
Eaton Vance Corp.§	6,600	245,124
Federated Investors, Inc. Class B	6,100	200,446
Franklin Resources, Inc.	3,300	332,013
IndyMac Bancorp, Inc.§	100	13
Investment Technology Group, Inc.*	700	20,818
Janus Capital Group, Inc.	7,300	221,482
Jefferies Group, Inc.§	14,900	282,951
Raymond James Financial, Inc.§	14,574	421,189
SEI Investments Co.	900	20,727
State Street Corp.	7,700	551,628
T. Rowe Price Group, Inc.	12,000	718,200
TD Ameritrade Holding Corp.*	600	11,946
The Charles Schwab Corp.	9,300	212,877
The Goldman Sachs Group, Inc.	1,200	220,848
Waddell & Reed Financial, Inc. Class A	18,890	630,926
Western Union Co.	2,800	77,392
		5,675,048
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	400	12,324
CenturyTel, Inc.	3,300	122,727
Cincinnati Bell, Inc.*	29,300	114,270
Embarq Corp.	2,600	119,002
Verizon Communications, Inc.	3,300	112,332
		480,655
Electric Utilities (2.2%)
Alliant Energy Corp.	3,700	119,251
American Electric Power Company, Inc.	2,800	110,600
Black Hills Corp.§	5,200	167,804
CenterPoint Energy, Inc.	8,200	129,314
Cleco Corp.	600	15,078
DPL, Inc.§	5,500	139,590
Edison International	2,600	125,684
Energy East Corp.	22,400	559,776
Entergy Corp.	800	85,536
FirstEnergy Corp.	1,800	132,390
FPL Group, Inc.	1,800	116,154
Great Plains Energy, Inc.	4,031	101,823
Hawaiian Electric Industries, Inc.§	200	4,948
Mirant Corp.*§	2,300	70,403
NRG Energy, Inc.*§	2,200	79,838
NSTAR§	4,734	150,825
Ormat Technologies, Inc.§	300	14,406
PG&E Corp.	2,900	111,737

	Number of Shares	Value

COMMON STOCKS
Electric Utilities
Portland General Electric Co.	200	$4,698
PPL Corp.	1,700	79,832
Public Service Enterprise Group, Inc.	100	4,180
Puget Energy, Inc.	16,302	448,957
Reliant Energy, Inc.*	5,800	105,038
TECO Energy, Inc.§	6,000	111,300
		2,989,162
Electrical Equipment (0.6%)
AMETEK, Inc.	3,856	184,548
Energizer Holdings, Inc.*	1,300	92,742
EnerSys*	1,200	38,736
General Cable Corp.*§	500	28,815
Hubbell, Inc. Class B§	6,700	282,472
Rockwell Automation, Inc.	2,600	115,726
Thomas & Betts Corp.*	2,312	95,671
		838,710
Electronic Equipment & Instruments (2.8%)
Agilent Technologies, Inc.*	3,000	108,180
Amphenol Corp. Class A	14,800	705,516
Arrow Electronics, Inc.*	400	12,888
Avnet, Inc.*	10,700	291,682
Benchmark Electronics, Inc.*	6,600	96,624
Diebold, Inc.	600	22,188
FLIR Systems, Inc.*§	8,400	342,216
Ingram Micro, Inc.*	13,400	246,962
Intersil Corp. Class A	9,300	224,409
Jabil Circuit, Inc.	10,300	167,478
KEMET Corp.*§	10,700	14,552
Molex, Inc.	5,900	144,727
Roper Industries, Inc.	6,000	367,080
Thermo Fisher Scientific, Inc.*	3,300	199,716
Trimble Navigation, Ltd.*§	200	6,640
Varian, Inc.*	14,500	716,300
Waters Corp.*	100	6,794
		3,673,952
Energy Equipment & Services (4.8%)
Baker Hughes, Inc.	1,700	140,947
Cameron International Corp.*	2,800	133,728
Complete Production Services, Inc.*	1,100	35,024
Diamond Offshore Drilling, Inc.§	800	95,440
Dresser-Rand Group, Inc.*	4,500	171,450
ENSCO International, Inc.	2,600	179,764
FMC Technologies, Inc.*	19,600	1,210,888
Halliburton Co.	15,200	681,264
Helmerich & Payne, Inc.	18,200	1,076,166
ION Geophysical Corp.*§	3,900	62,283
National-Oilwell Varco, Inc.*	2,123	166,932
Patterson-UTI Energy, Inc.§	22,100	628,082
Pride International, Inc.*	13,200	511,632
Schlumberger, Ltd.	3,100	314,960
Superior Energy Services, Inc.*	2,900	137,547
Tidewater, Inc.§	11,100	665,334
Unit Corp.*	2,700	182,385
		6,393,826
Food & Drug Retailing (1.7%)
CVS Caremark Corp.	900	32,850
Flowers Foods, Inc.	8,200	246,574
Longs Drug Stores Corp.§	2,600	121,550
Safeway, Inc.	300	8,016
Sysco Corp.	44,700	1,267,692

	Number of Shares	Value

COMMON STOCKS
Food & Drug Retailing
Terra Industries, Inc.	10,800	$583,200
The Kroger Co.	1,900	53,732
		2,313,614
Food Products (1.0%)
Campbell Soup Co.	2,800	101,864
Corn Products International, Inc.	2,900	134,879
General Mills, Inc.	2,400	154,536
H.J. Heinz Co.	3,100	156,178
Hormel Foods Corp.	7,800	282,126
Kellogg Co.	2,200	116,732
Kraft Foods, Inc. Class A	4,200	133,644
Sara Lee Corp.	11,400	155,724
Sensient Technologies Corp.	500	15,560
Tootsie Roll Industries, Inc.§	3,100	81,065
Wm. Wrigley Jr. Co.	100	7,896
		1,340,204
Gas Utilities (1.1%)
Atmos Energy Corp.	200	5,294
Energen Corp.	7,000	421,400
MDU Resources Group, Inc.	5,200	165,932
National Fuel Gas Co.§	4,400	219,076
Nicor, Inc.§	100	3,982
ONEOK, Inc.	2,200	100,056
Piedmont Natural Gas Company, Inc.	200	5,356
Southwestern Energy Co.*	14,900	541,019
UGI Corp.	100	2,706
WGL Holdings, Inc.	500	17,265
		1,482,086
Healthcare Equipment & Supplies (2.4%)
Applied Biosystems, Inc.	5,700	210,501
Beckman Coulter, Inc.	3,900	282,126
Becton, Dickinson & Co.	500	42,455
Boston Scientific Corp.*	6,100	72,529
DENTSPLY International, Inc.	16,400	660,100
Edwards Lifesciences Corp.*	500	31,340
Hill-Rom Holdings, Inc.§	7,500	210,675
Hologic, Inc.*	18,500	341,695
IMS Health, Inc.	4,200	87,780
Intuitive Surgical, Inc.*	1,800	560,322
Kinetic Concepts, Inc.*§	11,300	394,935
STERIS Corp.	84	2,870
Varian Medical Systems, Inc.*	4,800	288,000
		3,185,328
Healthcare Providers & Services (3.1%)
AmerisourceBergen Corp.	4,400	184,228
Apria Healthcare Group, Inc.*	6,100	117,181
CIGNA Corp.	5,500	203,610
Community Health Systems, Inc.*§	12,300	405,654
Covance, Inc.*	5,600	514,080
Express Scripts, Inc.*	2,300	162,242
Health Net, Inc.*	25	699
Henry Schein, Inc.*	4,600	246,376
Humana, Inc.*	5,600	245,896
Kindred Healthcare, Inc.*	11,800	318,246
LifePoint Hospitals, Inc.*§	5,300	151,739
Lincare Holdings, Inc.*	4,100	132,102
Omnicare, Inc.	2,500	73,600
PARAXEL International Corp.*	15,000	438,450
Pharmaceutical Product Development, Inc.	5,700	217,398
UnitedHealth Group, Inc.	1,000	28,080

	Number of Shares	Value

COMMON STOCKS
Healthcare Providers & Services
WellCare Health Plans, Inc.*	16,200	$637,146
		4,076,727
Hotels, Restaurants & Leisure (1.0%)
Boyd Gaming Corp.§	6,600	65,868
CBRL Group, Inc.	6,500	157,105
CEC Entertainment, Inc.*§	2,000	69,720
Chipotle Mexican Grill, Inc. Class A*§	4,200	287,700
Choice Hotels International, Inc.§	2,200	54,670
Domino’s Pizza, Inc.*	600	7,776
Las Vegas Sands Corp.*§	300	13,656
LIFE TIME FITNESS, Inc.*§	4,100	122,139
McDonald’s Corp.	5,300	316,887
Scientific Games Corp. Class A*§	1,600	48,544
WMS Industries, Inc.*§	3,800	107,084
Yum! Brands, Inc.	3,700	132,534
		1,383,683
Household Durables (2.4%)
Blyth, Inc.	93	1,353
D.R. Horton, Inc.§	11,300	125,656
Furniture Brands International, Inc.§	25,400	301,498
HNI Corp.§	5,300	114,745
Hovnanian Enterprises, Inc. Class A*§	4,600	32,338
KB HOME§	6,500	114,335
Leggett & Platt, Inc.§	1,000	19,500
Lennar Corp. Class A§	16,400	198,440
Mohawk Industries, Inc.*§	7,100	418,687
NVR, Inc.*	700	386,624
Snap-on, Inc.	9,100	512,239
The Ryland Group, Inc.§	2,036	41,921
The Stanley Works	3,300	146,784
Toll Brothers, Inc.*§	3,400	68,306
Tupperware Brands Corp.	19,300	752,700
		3,235,126
Household Products (0.3%)
Church & Dwight Company, Inc.§	3,700	203,019
Colgate-Palmolive Co.	100	7,427
The Procter & Gamble Co.	3,300	216,084
		426,530
Industrial Conglomerates (1.0%)
3M Co.	2,000	140,780
Carlisle Companies, Inc.§	3,200	97,888
General Electric Co.	3,300	93,357
Honeywell International, Inc.	100	5,084
KBR, Inc.	19,000	541,500
Teleflex, Inc.	2,400	147,168
Textron, Inc.	1,800	78,246
Walter Industries, Inc.	1,900	199,253
		1,303,276
Insurance (3.8%)
ACE, Ltd.	3,900	197,730
Aflac, Inc.	8,100	450,441
Ambac Financial Group, Inc.§	9,000	22,680
American Financial Group, Inc.	10,050	291,148
Aon Corp.	2,600	119,080
Arthur J. Gallagher & Co.	1,252	31,838
Assurant, Inc.	3,000	180,360
CNA Financial Corp.§	7,400	197,506
Conseco, Inc.*	10,000	83,800
Everest Re Group, Ltd.	8,100	662,580

	Number of Shares	Value

COMMON STOCKS
Insurance
Fidelity National Financial, Inc. Class A§	12,100	$161,656
Hanover Insurance Group, Inc.	4,249	182,367
HCC Insurance Holdings, Inc.	9,200	208,380
Horace Mann Educators Corp.	5,300	73,458
Prudential Financial, Inc.	1,900	131,043
Radian Group, Inc.§	4,500	7,830
Reinsurance Group of America, Inc.§	2,100	104,370
StanCorp Financial Group, Inc.	9,986	493,209
The Chubb Corp.	4,800	230,592
The PMI Group, Inc.§	10,800	27,108
The Progressive Corp.	3,600	72,900
The Travelers Companies, Inc.	2,900	127,948
Transatlantic Holdings, Inc.	700	40,558
Unitrin, Inc.§	3,664	101,090
Unum Group	6,700	161,872
W.R. Berkley Corp.	26,250	620,025
XL Capital, Ltd. Class A§	3,100	55,459
		5,037,028
Internet & Catalog Retail (0.0%)
Coldwater Creek, Inc.*§	1,900	12,388
GSI Commerce, Inc.*§	2,400	36,576
		48,964
Internet Software & Services (0.8%)
Google, Inc. Class A*	500	236,875
McAfee, Inc.*	7,800	255,450
Sohu.com, Inc.*§	7,400	558,552
		1,050,877
IT Consulting & Services (0.4%)
Acxiom Corp.§	9,400	120,696
Automatic Data Processing, Inc.	2,800	119,588
Computer Sciences Corp.*§	2,600	123,162
IHS, Inc. Class A*	2,300	143,129
		506,575
Leisure Equipment & Products (0.3%)
Brunswick Corp.§	2,800	36,120
Callaway Golf Co.§	9,500	120,460
Hasbro, Inc.§	5,200	201,344
Marvel Entertainment, Inc.*§	200	6,940
		364,864
Machinery (5.3%)
AGCO Corp.*	15,700	939,645
Caterpillar, Inc.	200	13,904
Cummins, Inc.	100	6,634
Donaldson Co., Inc.	1,600	72,176
Dover Corp.	14,000	694,820
Eaton Corp.	1,700	120,768
Flowserve Corp.	3,500	466,690
Gardner Denver, Inc.*	8,100	369,360
Harsco Corp.	7,200	389,520
Illinois Tool Works, Inc.	3,500	163,975
Ingersoll-Rand Company, Ltd. Class A	4,200	151,200
Joy Global, Inc.	19,600	1,415,512
Kaydon Corp.§	1,600	75,872
Kennametal, Inc.	4,300	127,968
Lincoln Electric Holdings, Inc.	5,000	401,750
Nordson Corp.§	5,000	353,300
Parker Hannifin Corp.	2,300	141,864
Reliance Steel & Aluminum Co.	6,700	423,172
SPX Corp.	1,400	177,492

	Number of Shares	Value

COMMON STOCKS
Machinery
The Manitowoc Company, Inc.	1,800	$47,448
The Timken Co.	9,200	303,784
Trinity Industries, Inc.§	3,200	120,448
		6,977,302
Marine (0.2%)
Kirby Corp.*	4,000	190,880
Overseas Shipholding Group, Inc.§	1,154	90,878
		281,758
Media (2.1%)
Cablevision Systems Corp. Group A*§	1,200	29,136
CBS Corp. Class B	6,400	104,704
DISH Network Corp. Class A*	4,800	141,216
Gannett Co., Inc.§	4,600	83,352
Interactive Data Corp.	10,800	311,040
John Wiley & Sons, Inc. Class A	400	18,136
Lamar Advertising Co. Class A*§	9,800	372,204
Lee Enterprises, Inc.§	3,000	9,060
Media General, Inc. Class A§	2,300	29,164
Netflix, Inc.*§	6,100	188,429
News Corp. Class A	5,400	76,302
Omnicom Group, Inc.	3,000	128,070
Regal Entertainment Group Class A§	5,200	86,580
Scholastic Corp.§	10,900	281,111
Scripps Networks Interactive Class A*§	4,800	194,592
The Interpublic Group of Companies, Inc.*	1,100	9,669
The Walt Disney Co.	19,700	597,895
Time Warner, Inc.	6,800	97,376
		2,758,036
Metals & Mining (3.3%)
AK Steel Holding Corp.	6,400	406,400
Alcoa, Inc.	2,400	81,000
Alpha Natural Resources, Inc.*	5,700	564,015
Arch Coal, Inc.	17,900	1,007,949
Carpenter Technology Corp.	4,295	166,217
Cleveland-Cliffs, Inc.	6,678	723,962
CONSOL Energy, Inc.	100	7,439
Foundation Coal Holdings, Inc.	600	35,640
Freeport-McMoRan Copper & Gold, Inc.	1,800	174,150
Massey Energy Co.	6,400	475,200
Schnitzer Steel Industries, Inc. Class A§	800	72,192
Steel Dynamics, Inc.	16,500	522,720
Worthington Industries, Inc.§	11,746	208,374
		4,445,258
Multi-Utilities (0.3%)
Avista Corp.	200	4,524
Duke Energy Corp.	10,300	181,074
Questar Corp.	1,800	95,184
Vectren Corp.§	3,391	99,017
Westar Energy, Inc.	27	596
		380,395
Multiline Retail (2.7%)
99 Cents Only Stores*§	6,000	40,140
Big Lots, Inc.*§	20,300	618,338
BJ’s Wholesale Club, Inc.*§	17,000	638,010
Costco Wholesale Corp.	5,600	351,008
Dollar Tree, Inc.*	24,000	900,000
Family Dollar Stores, Inc.	2,500	58,250
Nordstrom, Inc.§	3,200	91,968
Saks, Inc.*§	18,000	183,420

	Number of Shares	Value

COMMON STOCKS
Multiline Retail
Wal-Mart Stores, Inc.	12,900	$756,198
		3,637,332
Oil & Gas (6.2%)
Apache Corp.	200	22,434
Bill Barrett Corp.*	1,300	53,482
Bois d’Arc Energy, Inc.*	200	4,380
Chevron Corp.	15,000	1,268,400
Cimarex Energy Co.	14,300	745,173
Comstock Resources, Inc.*	2,800	170,828
ConocoPhillips	4,100	334,642
Continental Resources, Inc.*§	2,500	142,800
Denbury Resources, Inc.*	29,600	832,944
El Paso Corp.	6,200	111,166
Enbridge Energy Partners, L.P.§	900	44,766
Encore Acquisition Co.*	5,000	309,350
Enterprise Products Partners L.P.§	1,600	47,600
Equitable Resources, Inc.	2,600	135,850
Exxon Mobil Corp.	8,100	651,483
Forest Oil Corp.*§	1,200	68,436
Frontier Oil Corp.	8,704	158,848
Hess Corp.	900	91,260
Holly Corp.§	1,800	51,444
Mariner Energy, Inc.*§	3,100	82,026
Murphy Oil Corp.	1,700	135,541
Newfield Exploration Co.*	9,000	440,820
Noble Energy	2,400	177,288
Occidental Petroleum Corp.	7,300	575,459
Pioneer Natural Resources Co.	4,300	255,635
Plains Exploration & Production Co.*	6,861	384,010
Quicksilver Resources, Inc.*§	4,875	127,530
Range Resources Corp.	500	24,280
Stone Energy Corp.*	5,300	270,406
The Williams Companies, Inc.	3,000	96,150
W&T Offshore, Inc.§	8,700	385,062
		8,199,493
Paper & Forest Products (0.6%)
Potlatch Corp.§	5,400	251,478
Rayonier Inc.	10,300	481,216
		732,694
Personal Products (0.3%)
Alberto-Culver Co.	6,800	182,444
Avon Products, Inc.	2,300	97,520
NBTY, Inc.*	4,800	165,552
The Estee Lauder Companies, Inc. Class A	100	4,410
		449,926
Pharmaceuticals (1.6%)
Abbott Laboratories	7,700	433,818
Allergan, Inc.	3,300	171,369
Eli Lilly & Co.	3,800	179,018
Forest Laboratories, Inc.*	7,100	252,121
Hospira, Inc.*	400	15,264
Johnson & Johnson	3,900	267,033
Medicis Pharmaceutical Corp. Class A§	3,600	66,096
Par Pharmaceutical Cos, Inc.*	5,400	93,420
Perrigo Co.§	8,000	281,840
Pfizer, Inc.	3,200	59,744
Sepracor, Inc.*§	9,400	164,312
Valeant Pharmaceuticals International*§	5,400	92,448

	Number of Shares	Value

COMMON STOCKS
Pharmaceuticals
Watson Pharmaceuticals, Inc.*	200	$5,782
		2,082,265
Real Estate (5.7%)
Alexandria Real Estate Equities, Inc.	4,100	423,366
AMB Property Corp.§	12,400	607,104
Apartment Investment & Management Co. Class A	91	3,110
BRE Properties, Inc.§	6,500	317,720
Camden Property Trust§	6,700	329,506
Cousins Properties, Inc.§	4,500	98,865
Duke Realty Corp.§	20,200	499,546
Equity One, Inc.§	4,400	84,964
Federal Realty Investment Trust§	7,400	537,314
Health Care REIT, Inc.§	11,300	563,531
Highwoods Properties, Inc.	7,200	262,800
Hospitality Properties Trust§	12,300	261,990
Jones Lang LaSalle, Inc.§	3,300	157,212
Liberty Property Trust	12,800	465,920
Mack-Cali Realty Corp.	9,100	349,258
Nationwide Health Properties, Inc.	12,300	456,453
Realty Income Corp.§	12,900	324,951
Regency Centers Corp.§	8,800	523,600
The Macerich Co.§	9,800	542,234
UDR, Inc.§	17,100	436,734
Weingarten Realty Investors§	10,400	317,096
		7,563,274
Road & Rail (1.5%)
CSX Corp.	1,800	121,644
GATX Corp.	8,700	395,589
J.B. Hunt Transport Services, Inc.§	11,100	410,478
Kansas City Southern*	6,300	346,500
Werner Enterprises, Inc.§	24,600	585,726
YRC Worldwide, Inc.*§	7,200	121,680
		1,981,617
Semiconductor Equipment & Products (3.4%)
Analog Devices, Inc.	22,700	692,577
Applied Materials, Inc.	7,000	121,240
Atmel Corp.*	54,400	192,032
Cree, Inc.*§	12,100	234,740
Cypress Semiconductor Corp.*§	15,000	408,750
Integrated Device Technology, Inc.*	19,700	197,394
Intel Corp.	7,500	166,425
International Rectifier Corp.*	9,300	156,984
Lam Research Corp.*	16,000	526,240
MEMC Electronic Materials, Inc.*	2,100	97,041
Microchip Technology, Inc.	2,600	83,018
MPS Group, Inc.*	13,000	149,760
Novellus Systems, Inc.*	4,700	95,739
ON Semiconductor Corp.*§	18,300	171,837
QLogic Corp.*§	22,700	427,668
RF Micro Devices, Inc.*§	34,500	112,815
Semtech Corp.*	2,033	29,621
Silicon Laboratories, Inc.*	4,200	137,382
Texas Instruments, Inc.	19,200	468,096
TriQuint Semiconductor, Inc.*	17,900	100,777
		4,570,136
Software (2.2%)
ACI Worldwide, Inc.*§	2,600	50,856
Activision Blizzard, Inc.*	300	10,794
Advent Software, Inc.*§	5,000	217,700
Autodesk, Inc.*	3,500	111,615

	Number of Shares	Value

COMMON STOCKS
Software
BMC Software, Inc.*	13,800	$453,882
Cadence Design Systems, Inc.*	36,600	270,474
Electronic Arts, Inc.*	1,600	69,088
Macrovision Solutions Corp.*§	9,800	148,960
Metavante Technologies, Inc.*	11,400	253,764
National Instruments Corp.	3,500	119,175
Oracle Corp.*	3,200	68,896
Parametric Technology Corp.*	6,100	118,157
Salesforce.com, Inc.*	400	25,516
Sybase, Inc.*	13,000	436,930
Synopsys, Inc.*	20,000	480,400
Wind River Systems, Inc.*	8,900	104,397
		2,940,604
Specialty Retail (4.6%)
Aaron Rents, Inc.	600	16,482
Abercrombie & Fitch Co. Class A§	2,100	115,962
Advance Auto Parts, Inc.	11,300	464,317
Aeropostale, Inc.*§	19,550	630,487
American Eagle Outfitters, Inc.	23,700	331,800
AnnTaylor Stores Corp.*§	6,800	153,340
AutoZone, Inc.*	1,000	130,290
Barnes & Noble, Inc.§	6,000	141,960
Best Buy Co., Inc.	900	35,748
Borders Group, Inc.§	6,700	32,830
Charming Shoppes, Inc.*§	14,500	79,025
Chico’s FAS, Inc.*§	10,000	55,700
Foot Locker, Inc.	6,600	99,396
GameStop Corp. Class A*	4,400	178,244
Hanesbrands, Inc.*§	8,000	171,520
Men’s Wearhouse, Inc.§	7,500	149,325
RadioShack Corp.	15,900	265,212
Rent-A-Center, Inc.*§	22,900	485,480
Ross Stores, Inc.	30,700	1,165,372
The Buckle, Inc.§	1,200	61,764
The Gap, Inc.	14,700	236,964
The Home Depot, Inc.	4,400	104,852
The TJX Companies, Inc.	8,300	279,793
Tiffany & Co.	3,500	132,265
United Rentals, Inc.*§	10,500	169,890
Urban Outfitters, Inc.*§	7,800	257,478
Williams-Sonoma, Inc.§	11,177	194,927
		6,140,423
Textiles & Apparel (1.2%)
Coach, Inc.*	9,500	242,345
Fossil, Inc.*§	4,200	112,476
Guess?, Inc.	600	19,002
NIKE, Inc. Class B	11,500	674,820
Under Armour, Inc. Class A*§	4,300	125,345
Warnaco Group, Inc.*§	8,500	356,575
		1,530,563
Tobacco (0.2%)
Altria Group, Inc.	5,100	103,785
Universal Corp.	2,100	108,402
		212,187

	Number of Shares	Value

COMMON STOCKS
Trading Companies & Distributors (0.9%)
Fastenal Co.§	24,100	$1,177,526
Water Utilities (0.0%)
Aqua America, Inc.§	2,500	39,625
Wireless Telecommunication Services (0.4%)
Telephone & Data Systems, Inc.	13,300	563,920

TOTAL COMMON STOCKS (Cost $140,294,667)		133,311,019

WARRANTS (0.0%)
Wireless Telecommunication Services (0.0%)
Unity Wireless Corp., strike price $0.20, expires 08/17/09*^	79,133	0
Unity Wireless Corp., strike price $0.22, expires 08/17/09*^	79,134	0
Unity Wireless Corp., strike price $0.27, expires 08/17/09*^	79,133	0
Unity Wireless Corp., strike price $0.30, expires 08/17/09*^	79,134	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS (27.6%)
State Street Navigator Prime Portfolio§§	36,338,009	36,338,009

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 0.850%, 08/01/08	$328	328,000
TOTAL SHORT-TERM INVESTMENTS (Cost $36,666,009)		36,666,009

TOTAL INVESTMENTS AT VALUE (127.9%) (Cost $176,960,676)		169,977,028

LIABILITIES IN EXCESS OF OTHER ASSETS (-27.9%)		(37,129,653)

NET ASSETS (100.0%)		$132,847,375

*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under direction of, the Board of Directors.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $176,960,676, $11,585,471, $(18,569,119) and $(6,983,648), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE MID-CAP CORE FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 26, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 26, 2008